Obligations under Capital Leases (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Obligations under Capital Leases

	As of December 31,
	2010	2011
	(in thousands)
Computer equipment under capital leases	$321	$0
Less amounts payable within one year	(238)	0

Long-term portion	$83	$0